Insurance (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Amounts Arising from Insurance Contracts

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2021	2020	2019
Insurance Revenue
Earned Premiums
Gross	$5,186	$4,845	$4,632

Reinsurance ceded	652	643	915

Net earned premiums	4,534	4,202	3,717

Fee income and other revenue 1	343	363	565

Insurance Revenue	4,877	4,565	4,282
Insurance Claims and Related Expenses
Gross	2,841	3,380	2,987

Reinsurance ceded	134	494	200
Insurance Claims and Related Expenses	$2,707	$2,886	$2,787

1
Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2021 were $85 million (2020 – $92 million; 2019 – $123 million).

Summary of Movement in Provisions for Unpaid Claims
The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2021			October 31, 2020
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$5,142	$246	$4,896	$4,840	$141	$4,699
Claims costs for current accident year	2,629	100	2,529	2,948	302	2,646
Prior accident years claims development (favourable) unfavourable	(354)	(13)	(341)	(354)	(5)	(349)
Increase (decrease) due to changes in assumptions:
Discount rate	(84)	(1)	(83)	123	–	123

Provision for adverse deviation	(3)	(1)	(2)	25	4	21

Claims and related expenses	2,188	85	2,103	2,742	301	2,441
Claims paid during the year for:
Current accident year	(1,085)	(33)	(1,052)	(1,346)	(179)	(1,167)

Prior accident years	(1,136)	(68)	(1,068)	(1,084)	(7)	(1,077)

	(2,221)	(101)	(2,120)	(2,430)	(186)	(2,244)

Increase (decrease) in reinsurance/other recoverables	(13)	(13)	–	(10)	(10)	–
Balance as at end of year	$5,096	$217	$4,879	$5,142	$246	$4,896

Summary of Movement in Provisions for Unearned Premiums
The following table presents movements in the prop
e
rty and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2021			October 31, 2020
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$2,123	$24	$2,099	$1,869	$17	$1,852
Written premiums	4,044	146	3,898	3,879	127	3,752

Earned premiums	(3,824)	(145)	(3,679)	(3,625)	(120)	(3,505)
Balance as at end of year	$2,343	$25	$2,318	$2,123	$24	$2,099

Incurred Claims by Accident Year

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2012 and prior	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total
Net ultimate claims cost at end of accident year	$4,622	$2,245	$2,465	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646	$2,529
Revised estimates
One year later	5,033	2,227	2,334	2,367	2,421	2,307	2,615	2,684	2,499
Two years later	4,957	2,191	2,280	2,310	2,334	2,258	2,573	2,654
Three years later	4,952	2,158	2,225	2,234	2,264	2,201	2,522
Four years later	4,832	2,097	2,147	2,162	2,200	2,151
Five years later	4,704	2,047	2,084	2,115	2,159
Six years later	4,658	2,004	2,044	2,100
Seven years later	4,563	1,982	2,037
Eight years later	4,529	1,974

Nine years later	4,537

Current estimates of cumulative claims	4,537	1,974	2,037	2,100	2,159	2,151	2,522	2,654	2,499	2,529
Cumulative payments to date	(4,380)	(1,931)	(1,946)	(1,941)	(1,925)	(1,808)	(1,978)	(1,883)	(1,588)	(1,052)
Net undiscounted provision for unpaid claims	157	43	91	159	234	343	544	771	911	1,477	$4,730
Effect of discounting											(278)

Provision for adverse deviation											427
Net provision for unpaid claims											$4,879

Summary of Sensitivity Analysis for Actuarial Assumptions

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2021		October 31, 2020
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$126	$93	$130	$96
Decrease in assumption	(135)	(100)	(140)	(103)
Margin for adverse deviation
Increase in assumption	(47)	(35)	(47)	(35)
Decrease in assumption	47	35	47	35
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(56)	$(42)	$(52)	$(39)
Decrease in assumption	56	42	52	39
Severity of claims
Increase in assumption	(226)	(167)	(225)	(166)

Decrease in assumption	226	167	225	166